Acquisition (Details) - Schedule of Pro Forma Results of Operations ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
RMB
Pro forma revenue	¥ 1,860,448
Pro forma gross profit	332,864
Pro forma income from operations	179,664
Pro forma net income	¥ 184,552